FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
FINANCIAL ASSETS
13.	FINANCIAL ASSETS

December 31, 2023 US$‘000

Cost
At January 1	-
Additions in year	1,500
At December 31	1,500

Provision for impairment
At January 1	-
Impairment in the current year	(1,500)
At December 31	(1,500)

Carrying amount
At December 31	-

In January 2023, the Company announced a strategic partnership with imaware Inc (“imaware”) that combined their built-to-partner digital health platform with Trinity Biotech’s advanced reference laboratory facilities to power the Digital Health Industry with at-home and remote testing programs. Trinity Biotech agreed to make a US$1.5 million convertible note investment in imaware. Trinity Biotech also entered into a 5-year agreement to become the lab testing partner for imaware.

To date the Group has paid US$0.7 million of the US$1.5 million investment to imaware. The Group has not to date paid the additional US$0.8 million to imaware which remains as an accrued liability as at December 31, 2023. The strategic partnership yielded no income for the Company in 2023. Given the uncertainty over the future of imaware’s performance and the value of this investment, the Company has recognised an impairment loss for the investment of US$1.5 million in the year ended December 31, 2023.